Revenue and segmental reporting, Revenue recognised (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Revenue	£ 30,114	£ 25,669	£ 23,654
United Kingdom [Member]
Disclosure of operating segments [line items]
Revenue	6,356	5,753	6,079
United States [Member]
Disclosure of operating segments [line items]
Revenue	23,758	19,916	17,575
GlaxoSmithKline [Member]
Disclosure of operating segments [line items]
Revenue	6,356	5,753	6,079
Eli Lilly [Member]
Disclosure of operating segments [line items]
Revenue	3,522	819	8,561
Genentech [Member]
Disclosure of operating segments [line items]
Revenue	20,236	19,097	1,461
Med Immune [Member]
Disclosure of operating segments [line items]
Revenue	£ 0	£ 0	£ 7,553